Financial Assets	12 Months Ended
Dec. 31, 2019
Financial Assets
Financial Assets

(12)    Financial Assets

Details of non-current financial assets on the consolidated balance sheet at 31 December 2019 and 2018 are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Financial investments in shares with stock market	7	7
Total Non-current financial assets measured at fair value	7	7

Non-current guarantee deposits	5,433	5,566
Other non-current financial assets (a)	29,504	1,908
Non-current loans to related parties (see note 31)	86,363	82,969
Non-current loans to EEAA (b) (see note 31)	17,623	17,151
Total Non-current financial assets measured at amortized cost	138,923	107,594

Details of other current financial assets on the consolidated balance sheet at 31 December 2019 and 2018 are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018
Current derivatives (c) (see note 30)	—	19,934
Other current financial assets (d) (see note 30)	1,716,738	—
Total Non-current financial assets measured at fair value	1,716,738	19,934

	Thousands of Euros
	31/12/2019	31/12/2018
Deposits and guarantees	713	822
Other current financial assets (a)	10,691	—
Current loans to third parties	65	56
Current loans to associates (b) (see note 31)	719	33,153
Total other current financial assets	12,188	34,031

(a)Other financial assets

The closing balance is mainly related to balances with other related parties (see note 31).

(b)Loans to associates

On 2 October 2017 the Group’s subsidiary Grifols Diagnostic Solutions, Inc. granted a loan of US Dollars 20,000 thousand (Euros 16,676 thousand), that bear at an interest rate of 5% and mature on 19 September 2019. In the first half of 2018, the Group made an additional contribution amounting to US Dollars 12,339 (Euros 11,063 thousand). As a result, the Group owned 19.33 % of the common stock of Singulex Inc. During the second half of 2019, Singulex has announced the cease of all its operations, after entering bankruptcy, so the Group has impaired the investment made and loans granted by Grifols to this company (see note 11). Consequently, financial impairment has been recognized in statement of profit and loss amounting to Euros 35,565 thousand (see note 27).

On 8 February 2017, the subsidiary Grifols Worldwide Operations granted a loan of US Dollars 11,000 thousand (Euros 10,809 thousand) to Interstate Blood Bank Inc, with interest at a rate of 4% and falling due on 6 February 2022. In April 2019, the Group has exercised the call option and has completed the acquisition of the remaining shares of the IBBI companies. As a result of this new acquisition, Grifols owns 100% of the companies, which is now considered part of the group, and has started to use the full consolidation method instead of the equity method (see note 3(c)).

During the second half of 2019, Aradigm has announced the cease of all its operations, after entering bankruptcy, and therefore all the loans granted by Grifols to this company have been impaired.

During fiscal year 2018, the Group granted a credit line to Alkahest of US Dollars 100 million, that bear at an annual interest rate of 5% and mature on 2020. At 31 December 2020, Alkahest has used an amount of US Dollars 20 million (Euros 18,342 thousand)

(c)Current derivatives

During the year ended 31 December 2019, movement related to current derivatives corresponds to the call/purchase options described below:

•Call option on the non-acquired shares of Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC. On 30 April 2019, the call option was exercised by the Group via written notice of its intention (see note 29).

•Biotest Pharmaceuticals Corporation option to purchase two donation centers from ADMA Centers. The purchase option was executed on 1 January 2019 (see note 29).

(d)Other current financial assets

As of 31 December 2019, Grifols transferred the rights of 90 shares of its subsidiary GDS in exchange of a contractual right resulting in a financial asset measured at fair value (equivalent to 1,766 million of SRAAS shares), because at that date no shares of SRAAS were received. As a consequence, as of 31 December 2019, SRAAS was the minority shareholder owner of the 45% of GDS. Such contractual right fulfills the definition of financial asset under IFRS 9 - Financial Instruments and has been classified as a financial asset at fair value with changes in results for not complying with the principal and interest payment criteria (because they will be received participations in SRAAS). Grifols has recorded the aforementioned contractual right for the fair value of the GDS shares transferred and subsequently said right was measured based on its fair value with changes in results. This asset amounts EUR 1,717 million (see note 2 and 30).